Acquisitions	12 Months Ended
Mar. 31, 2013
Acquisitions
19.	Acquisitions

During the year ended 31 March 2012, the Company entered into an agreement to acquire the assets of a US business engaged in the pultrusion of fibreglass profiles. The Company made a deposit on the acquisition of US$14.4 million during the fourth quarter of the 2012 financial year. The deposit was reflected within other non-current assets on the consolidated balance sheet at 31 March 2012. The acquisition was completed on 1 April 2012. The acquisition was immaterial to the Company and is consolidated within the USA and Europe Fibre Cement segment.